ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

19.  ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in accumulated other comprehensive income by component, net of tax of nil, were as follows:

Foreign currency
translation
RMB
Balance as of January 1, 2017	118,290
Current year other comprehensive income	(120,963)
Balance as of December 31, 2017	(2,673)
Current year other comprehensive loss	88,652
Balance as of December 31, 2018	85,979
Current year other comprehensive income	(8,075)
Balance as of December 31, 2019	77,904
Balance as of December 31, 2019, in US$	11,190